Non-controlling interest - Summarized financial information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Current assets	$ 1,427,768	[1]	$ 989,320
Current liabilities	830,559	[1]	683,643
Noncurrent assets	4,013,938	[1]	3,458,323
Non-current liabilities	2,917,132	[1]	2,539,809
Cash flows generated from operating activities	750,189		635,256	$ 641,940
Cash flows used in investing activities	(877,949)		(758,512)	(235,806)
Cash flows generated from financing activities	524,265		(128,136)	(138,319)
Net increase/(decrease) in cash and cash equivalents	396,505		(251,392)	$ 267,815
Loss allocated to non-controlling interest during the period	(4,577)	[2]	(711)
Accumulated non-controlling interest at the end of the year	173,647	[1]	$ 14,216
FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Loss allocated to non-controlling interest during the period	(1,637)
Accumulated non-controlling interest at the end of the year	155,892
FiberCo Solues de Infraestrutura S.A. | FiberCo Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Current assets	101,033
Current liabilities	19,357
Current net assets	81,676
Noncurrent assets	237,030
Non-current liabilities	480
Non-current net assets	236,550
Net assets	318,226
Cash flows generated from operating activities	6,056
Cash flows used in investing activities	(18,771)
Cash flows generated from financing activities	41,965
Net increase/(decrease) in cash and cash equivalents	$ 29,250

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).
[2]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).